Consolidated Balance Sheets ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 246,863	$ 38,738	¥ 137,840
Restricted cash	160	25	2,333
Short-term investments	65,108	10,217	49,271
Accounts receivable, net of allowance of RMB10,051 and RMB69,417 (US$10,893) as of December 31, 2020 and 2021, respectively	56,189	8,817	163,146
Cost and estimated earnings in excess of billings			717
Inventories	78,075	12,252	47,094
Prepayments and other current assets	29,395	4,614	21,421
Amount due from a related party	1,360	213	2,639
Total current assets	477,150	74,876	424,461
Non-current assets:
Property and equipment, net	33,821	5,307	20,869
Intangible assets, net	745	117	1,062
Long term loans receivable	15,208	2,386	14,934
Long-term investments	6,143	964	2,919
Other non-current assets	2,367	371	20,304
Total non-current assets	58,284	9,145	60,088
Total assets	535,434	84,021	484,549
Current liabilities:
Short-term bank loans	10,000	1,569	15,000
Accounts payable	45,560	7,149	53,147
Contract liabilities	14,831	2,327	7,492
Current portion of long-term bank loans	3,000	470
Accrued expenses and other liabilities	61,851	9,706	81,578
Deferred income	733	115	750
Deferred government subsidies	468	73	80
Income taxes payable	4	1
Total current liabilities	136,447	21,410	158,047
Non-current liabilities:
Long-term bank loans	17,000	2,668
Mandatorily redeemable non-controlling interests	40,000	6,277	40,000
Deferred tax liabilities	292	46	292
Unrecognized tax benefit	5,480	860	5,480
Deferred income	2,169	340	2,970
Deferred government subsidies			60
Total non-current liabilities	64,941	10,191	48,802
Total liabilities	201,388	31,601	206,849
Commitments and Contingencies
Shareholders' equity:
Additional paid-in capital	1,459,374	229,008	1,081,299
Statutory reserves	1,191	187	1,035
Accumulated deficit	(1,122,153)	(176,090)	(808,038)
Accumulated other comprehensive income (loss)	(5,886)	(924)	1,950
Total EHang Holdings Limited shareholders' equity	332,601	52,193	276,318
Non-controlling interests	1,445	227	1,382
Total shareholders' equity	334,046	52,420	277,700
Total liabilities and shareholders' equity	535,434	84,021	484,549
Class A Ordinary Shares [Member]
Shareholders' equity:
Common stock	50	8	44
Class B Ordinary Shares [Member]
Shareholders' equity:
Common stock	¥ 25	$ 4	¥ 28